Regulation - Nature of Regulation Schedule (Details) - company		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)		2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Number of utilities		3
Franchise agreement term		35 years
FortisOntario | Electric Utilities, Following COS Regulation
Public Utilities, General Disclosures [Line Items]
Number of utilities		2
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities		2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		60.00%
Allowed ROE (percent)		10.77%	10.77%
Approved cost-based formula, annual true-up (period)		2 years
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		53.00%	50.00%
Allowed ROE (percent)	9.15%	9.15%	9.75%
Return on fair value increment (percent)	0.20%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		52.80%
Allowed ROE (percent)		9.50%	9.50%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		50.80%
Allowed ROE (percent)		9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		50.00%
Allowed ROE (percent)		9.00%	8.80%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		38.50%
Allowed ROE (percent)		8.75%	8.75%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		40.00%
Allowed ROE (percent)		9.15%	9.15%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		37.00%
Allowed ROE (percent)		8.50%	8.50%
Newfoundland and Labrador Board of Commissioners of Public Utilities | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		45.00%
Allowed ROE (percent)		8.50%	8.50%
Island Regulatory and Appeals Commission | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		40.00%
Allowed ROE (percent)		9.35%	9.35%
Ontario Energy Board | FortisOntario
Public Utilities, General Disclosures [Line Items]
Allowed common equity (percent)		40.00%
Ontario Energy Board | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)		8.52%	8.52%
Ontario Energy Board | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)		9.30%	9.30%
Utility Regulation and Competition Office | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period		20 years
Non-exclusive generation license period		25 years
Utility Regulation and Competition Office | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)		6.00%	6.75%
Utility Regulation and Competition Office | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)		8.00%	8.75%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
License period		50 years
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)		15.00%	15.00%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)		17.50%	17.50%